BORROWING COSTS (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Capitalization rate of interest cost capitalized, property, plant and equipment	4.87%	4.33%
Amount of the interest cost capitalized, property, plant and equipment	$ 248	$ 103,629